Convertible redeemable preferred stock	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Convertible Redeemable Preferred Stock [Abstract]
Convertible Redeemable Preferred Stock

16.	Convertible Redeemable Preferred Stock

On January 18, 2011, the Company entered into a Series A Convertible Preferred Shares Purchase Agreement (the “Purchase Agreement”) with Milestone Longcheng Limited (“Milestone”) pursuant to which Milestone at February 28, 2011 purchased 9,375,000 shares of the Company’s Series A Convertible Preferred Shares, par value $.001 per share (the “Preferred Shares”), for an aggregate purchase price of $30,000,000.  The Preferred Shares carry a dividend of 5% and are convertible initially into an equal number of shares of our Common Stock at an initial conversion price of $3.20 per share.

Upon the consummation of a qualified public offering (as defined in the Purchase Agreement) in which the sale price of the Preferred Shares exceeds the product of 2.0 multiplied by the initial conversion price (as adjusted from time to time as provided in the Purchase Agreement), without the payment of additional consideration thereof, all the Preferred Shares shall be automatically converted into Conversion Shares at the then applicable Conversion Rate.

The holders of the Preferred shares may require the Company to redeem all or any portion of the outstanding Preferred Shares upon the occurrence of certain events, including: (a) any change of control of the Company; (b) any substantial asset sale; (c) any consolidation or merger  or acquisition or sale of voting securities of the Company resulting in the holders of the issued and outstanding voting securities of the Company immediately prior to such transaction beneficially owning or controlling less than a majority of the voting securities of the continuing or surviving entity immediately following such transaction; (d) any tender offer, exchange offer or repurchase offer for any common shares; (e) cessation of listing of the common shares (or equity securities of an entity that holds all or substantially all the share capital of the Company) on an internationally recognized exchange; (f) it has been three years since the issue date; (g) cessation of provision of services by Mr. Huitian Tang to the Company or any of its Subsidiaries by reason of resignation, discharge, death, disability, retirement or otherwise.

The redemption price to be paid by the Company for such required redemptions shall be equal to an amount necessary to provide an annual return of fifteen percent (15%) compounded annually on the stated value of the Preferred Shares for the period commencing on February 28, 2011 and ending on the applicable redemption date.  The redemption price shall take into account and be credited with any dividends paid during such period.

The conversion price shall be subject to adjustment as follows if any of the events listed below occur prior to the conversion of any Preferred Shares being converted:

(a)
In the event the Company pays a dividend or makes a distribution on its common shares in common shares, subdivides or reclassifies its outstanding common shares into a greater number of shares, or  consolidates or reclassifies its outstanding common shares into a smaller number of shares, the conversion price in effect immediately prior to such event shall be adjusted so that the holders of the Preferred Shares thereafter converted shall be entitled to receive the number of common shares of the Company which they would have owned or have been entitled to receive after the occurrence of such event had the Preferred Shares been converted immediately prior to the occurrence of such event.

(b)
In the event the Company issues common shares, issues rights, options or warrants to subscribe for or purchase common shares, or issues or sells other rights for common shares or securities whether or not convertible or exchangeable into common shares  for a consideration per share less than the then effective conversion price on the date the Company issues or sells such  securities, then in each such case the conversion price in effect immediately prior to the issuance of such securities shall be reduced, concurrently with the issue of such securities, to the price appropriately readjusted.

(c)
In the event the Company’s net income after tax under U.S. GAAP, but excluding the effects of extraordinary gains, and non-cash expenses relating to options and warrants, and qualified public offering related expenses as and when expensed in the Company’s audited annual financial statements for the twelve-month period ending December 31, 2011, and prepared on a pro forma basis, is less than US$31,200,000, the conversion price shall be adjusted, effective on the date of the issuance of the 2011 annual audited financial statements.

(d)
In the event the Company distributes to all holders of its common shares any share capital of the Company (other than common shares) or evidences of indebtedness or cash or other assets (excluding regular cash dividends or distributions paid from retained earnings of the Company and dividends or distributions referred to in (a) above) or rights, options or warrants to subscribe for or purchase any of its securities (excluding those referred to in (b) above) then, in each such case, the conversion price shall be adjusted.

(e)
In the event any securities of the Company (other than Preferred Shares) , are amended or otherwise modified by operation of their terms or otherwise in any manner whatsoever that results in the reduction of the exercise, conversion or exchange price of such securities payable upon the exercise for, or conversion or exchange into, common shares or other securities exercisable for, or convertible or exchangeable into, common shares and/or such securities becoming exercisable for, or convertible or exchangeable into more shares or a greater amount of such securities which are, in turn exercisable for, or convertible or exchangeable into, common shares, or more common shares, then such amendment or modification shall be treated as if the securities which have been amended or modified have been terminated and new securities have been issued with the amended or modified terms for purposes of Section (b) above.

We classify the Preferred Shares as temporary equity in accordance with ASR 268 (Securities and Exchange Commission, Financial Reporting Codification, Section No. 211,  Redeemable Preferred Stocks)  because the Preferred Shares contain a conditional obligation that may require us, at the option of the holders, to redeem some or all of these shares by transferring our assets upon the occurrence of certain events that are not solely within the control of the Company.

The initial fair value of the Preferred Shares was $29,495,866 representing the transaction price of $30,000,000, in accordance with the FASB ASC 820-10-30-3, less related issue costs of $504,134.

We evaluated the economic characteristics and risks of the conversion feature as an embedded derivative and determined such economic characteristics and risks are clearly and closely related to the host contract.  Therefore, the conversion feature does not meet the requirements of FASB ASC 815-15-25-1.a. for bifurcation and separate fair value accounting.

The Company has elected to adjust the carrying amount of the Preferred Shares at each reporting date by applying periodic accretions, using the interest method, so that the carrying amount will be equal to the possible redemption amount at the earliest determinable redemption date of February 28, 2014.  As of September 30, 2012, such accretion amount was $3,782,283 resulting in a carrying amount for the Preferred Shares of $35,668,186 at that date after the payment of dividend of $1,500,000.

20.	Convertible redeemable preferred stock

On January 18, 2011, the Company entered into a Series A Convertible Preferred Shares Purchase Agreement (the “Purchase Agreement”) with Milestone Longcheng Limited (“Milestone”) pursuant to which Milestone at February 28, 2011 purchased 9,375,000 shares of the Company’s Series A Convertible Preferred Shares, par value $.001 per share (the “Preferred Shares”), for an aggregate purchase price of $30,000,000.  The Preferred Shares carry a dividend of 5% and are convertible initially into an equal number of shares of our Common Stock at an initial conversion price of $3.20 per share.

Upon the consummation of a qualified public offering (as defined in the Purchase Agreement) in which the sale price of the Preferred Shares exceeds the product of 2.0 multiplied by the initial conversion price (as adjusted from time to time as provided in the Purchase Agreement), without the payment of additional consideration thereof, all the Preferred Shares shall be automatically converted into Conversion Shares at the then applicable Conversion Rate.

The holders of the Preferred shares may require the Company to redeem all or any portion of the outstanding Preferred Shares upon the occurrence of certain events, including: (a) any change of control of the Company; (b) any substantial asset sale; (c) any consolidation or merger  or acquisition or sale of voting securities of the Company resulting in the holders of the issued and outstanding voting securities of the Company immediately prior to such transaction beneficially owning or controlling less than a majority of the voting securities of the continuing or surviving entity immediately following such transaction; (d) any tender offer, exchange offer or repurchase offer for any common shares; (e) cessation of listing of the common shares (or equity securities of an entity that holds all or substantially all the share capital of the Company) on an internationally recognized exchange; (f) it has been three years since the issue date; (g) cessation of provision of services by Mr. Huitian Tang to the Company or any of its Subsidiaries by reason of resignation, discharge, death, disability, retirement or otherwise.

The redemption price to be paid by the Company for such required redemptions shall be equal to an amount necessary to provide an annual return of fifteen percent (15%) compounded annually on the stated value of the Preferred Shares for the period commencing on February 28, 2011 and ending on the applicable redemption date.  The redemption price shall take into account and be credited with any dividends paid during such period.

The conversion price shall be subject to adjustment as follows if any of the events listed below occur prior to the conversion of any Preferred Shares being converted:

(a)
In the event the Company pays a dividend or makes a distribution on its common shares in common shares, subdivides or reclassifies its outstanding common shares into a greater number of shares, or  consolidates or reclassifies its outstanding common shares into a smaller number of shares, the conversion price in effect immediately prior to such event shall be adjusted so that the holders of the Preferred Shares thereafter converted shall be entitled to receive the number of common shares of the Company which they would have owned or have been entitled to receive after the occurrence of such event had the Preferred Shares been converted immediately prior to the occurrence of such event.

(b)
In the event the Company issues common shares, issues rights, options or warrants to subscribe for or purchase common shares, or issues or sells other rights for common shares or securities whether or not convertible or exchangeable into common shares  for a consideration per share less than the then effective conversion price on the date the Company issues or sells such  securities, then in each such case the conversion price in effect immediately prior to the issuance of such securities shall be reduced, concurrently with the issue of such securities, to the price appropriately readjusted.

(c)
In the event the Company’s net income after tax under U.S. GAAP, but excluding the effects of extraordinary gains, and non-cash expenses relating to options and warrants, and qualified public offering related expenses as and when expensed in the Company’s audited annual financial statements for the twelve-month period ending December 31, 2011, and prepared on a pro forma basis, is less than US$31,200,000, the conversion price shall be adjusted, effective on the date of the issuance of the 2011 annual audited financial statements.

(d)
In the event the Company distributes to all holders of its common shares any share capital of the Company (other than common shares) or evidences of indebtedness or cash or other assets (excluding regular cash dividends or distributions paid from retained earnings of the Company and dividends or distributions referred to in (a) above) or rights, options or warrants to subscribe for or purchase any of its securities (excluding those referred to in (b) above) then, in each such case, the conversion price shall be adjusted.

(e)
In the event any securities of the Company (other than Preferred Shares) , are amended or otherwise modified by operation of their terms or otherwise in any manner whatsoever that results in the reduction of the exercise, conversion or exchange price of such securities payable upon the exercise for, or conversion or exchange into, common shares or other securities exercisable for, or convertible or exchangeable into, common shares and/or such securities becoming exercisable for, or convertible or exchangeable into more shares or a greater amount of such securities which are, in turn exercisable for, or convertible or exchangeable into, common shares, or more common shares, then such amendment or modification shall be treated as if the securities which have been amended or modified have been terminated and new securities have been issued with the amended or modified terms for purposes of Section (b) above.

We classify the Preferred Shares as temporary equity in accordance with ASR 268 (Securities and Exchange Commission, Financial Reporting Codification, Section No. 211, Redeemable Preferred Stocks) because the Preferred Shares contain a conditional obligation that may require us, at the option of the holders, to redeem some or all of these shares by transferring our assets upon the occurrence of certain events that are not solely within the control of the Company.

The initial fair value of the Preferred Shares was $29,495,866 representing the transaction price of $30,000,000, in accordance with the FASB ASC 820-10-30-3, less related issue costs of $504,134.

We evaluated the economic characteristics and risks of the conversion feature as an embedded derivative and determined such economic characteristics and risks are clearly and closely related to the host contract.  Therefore, the conversion feature does not meet the requirements of FASB ASC 815-15-25-1.a. for bifurcation and separate fair value accounting.

The Company has elected to adjust the carrying amount of the Preferred Shares at each reporting date by applying periodic accretions, using the interest method, so that the carrying amount will be equal to the possible redemption amount at the earliest determinable redemption date of February 28, 2014.  As of December 31, 2011, such accretion amount was $3,890,037 resulting in a carrying amount for the Preferred Shares of $33,385,903 at that date.